SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands																					2 Months Ended	12 Months Ended
	Nov. 02, 2022 USD ($) $ / shares shares	Nov. 02, 2022 CAD ($)	Feb. 03, 2022 shares	Aug. 13, 2021	Jun. 04, 2021 USD ($) shares	Jun. 04, 2021 CAD ($) shares	Dec. 29, 2020 USD ($) shares	Dec. 29, 2020 CAD ($) shares	Dec. 24, 2020 USD ($) shares	Nov. 16, 2020 USD ($)	Nov. 16, 2020 CAD ($) $ / shares shares	Nov. 16, 2020 USD ($)	Oct. 28, 2020 USD ($)	Apr. 27, 2020 USD ($) shares	Mar. 18, 2020 USD ($)	Mar. 18, 2020 CAD ($) shares $ / shares	Jan. 30, 2020 USD ($) shares	Jan. 30, 2020 CAD ($) $ / shares shares	Jan. 21, 2020 USD ($)	Jan. 21, 2020 CAD ($) shares $ / shares	Aug. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Nov. 02, 2022 $ / shares	Feb. 11, 2022 shares	Jun. 04, 2021 $ / shares	Dec. 29, 2020 $ / shares	Oct. 28, 2020 shares $ / shares	Aug. 31, 2020 ₪ / shares shares
IfrsStatementLineItems [Line Items]
Number of shares outstanding																						30,945,322	26,326,488
Shares issued																						30,945,322	26,326,488
Reverse stock split				1-for-3 reverse stock split
Number of shares issued																75,000				47,619		1,883,343	820,010	889,523					767
Options exercise price | $ / shares																$ 0.39				$ 0.42									$ 1.14
Proceeds from exercise of options													$ 1,000		$ 23,000	$ 32			$ 15,000	$ 20		$ 208,000	$ 742,000	$ 39,000
Number of warrants outstanding																														182,142
Warrants exercise price | ₪ / shares																														₪ 2.52
Proceeds from exercise of warrants | $																					$ 98,000	1,379,000	3,386,000	$ 98,000
Additional paid-in capital | $																						$ 43,452,000	$ 28,297,000
Number of options exercised																						116,667	286,223
Number of warrants issued																						7,056,972	5,966,204	7,289,885
RSU's [member]
IfrsStatementLineItems [Line Items]
Number of shares issued RSU																						545,000
Consultant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued for services									20,161								30,831	30,831
Shares issued for services, value | $									$ 47,000								$ 50,000
Two consultants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued for services														76,701
Shares issued for services, value | $														$ 71,000
January 2020 private placement [member]
IfrsStatementLineItems [Line Items]
Number of units issued																		277,779
Price of unit issued | $ / shares																		$ 1.80
Gross proceeds for units																	377,000	$ 500
Additional share price | $ / shares																		$ 1.95
Fair value of issuance of warrants | $																	214,000
November 2020 private placements [member]
IfrsStatementLineItems [Line Items]
Number of units issued											4,450,153
Price of unit issued | $ / shares											$ 1.875
Gross proceeds for units										$ 6,377,000	$ 8,344
November 2020 private warrants [member]
IfrsStatementLineItems [Line Items]
Additional share price | $ / shares											$ 2.70
November 2020 private placement [member]
IfrsStatementLineItems [Line Items]
Finders fees | $												$ 417,000
Issuance of warrants | $												$ 3,537,000
December 2020 private placement [member]
IfrsStatementLineItems [Line Items]
Shares issued																						630,161	2,514,693			74,985
Number of shares issued																						116,667	286,223
Number of units issued	2,978,337						1,366,631
Price of unit issued | (per share)	$ 1.35																								$ 1.86			$ 1.875
Gross proceeds for units							$ 2,000,000	$ 2,562									$ 4,021,000
Additional share price | $ / shares																												2.70
Warrants exercise price | (per share)	$ 1.5																								$ 2.04			$ 2.70
Finders fees | $							$ 128,000
Finders warrants							100,000	100,000
Warrant liability | $							$ 1,698
Number of warrants exercised																						630,161	2,629,343
Number of options exercised																						116,667	286,223
Issuance of shares of isramat			273,774
Number of warrants issued	1,489,169
December 2020 private placement [member] | RSU's [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																						545,000
Number of shares issued RSU																						545,000
Two private placements [member]
IfrsStatementLineItems [Line Items]
Number of units issued					1,305,662
Price of unit issued | $ / shares																											$ 8.16
Gross proceeds for units					$ 8,590,000	$ 10,650
Additional share price | $ / shares																											$ 11.04
Finders fees					466,000	$ 578
Warrants granted | $					4,786,000
Additional paid-in capital | $					$ 3,338,000
Two private placements [member] | April 14 2023 [member]
IfrsStatementLineItems [Line Items]
Warrans issued					221,100	221,100
Two private placements [member] | May 28, 2023 [member]
IfrsStatementLineItems [Line Items]
Warrans issued					1,084,562	1,084,562
November 2022 Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued	1,489,169
Finders fees	$ 260,000	$ 349,000
Warrants granted | $	894,000
Additional paid-in capital | $	$ 3,127,000
Number of warrants issued	237,200